Consolidated statements of cash flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Profit/(loss) for the year		€ (16,162)	€ 1,288	€ 4,385
Adjustments for:
Depreciation		21,331	20,619	20,281
Amortization		1,041	1,031	1,090
Impairment of non-financial assets			890	1,188
(Gain)/loss on sale of property, plant and equipment		117	(39)	(2,084)
Deferred income for capital grants		(1,648)	(1,473)	(1,306)
Rent concessions			(635)	(1,515)
Interest expenses		7,111	6,474	4,717
Unrealised foreign exchange (gains)/losses		748	(1,454)	454
(Gain) from loss of control in a former subsidiary				(5,026)
Share of (profit)/loss of equity-method investees		(2,897)	(356)	(3,561)
Tax expense		1,090	2,273	4,389
Total adjustment		26,893	27,330	18,627
Inventories		8,033	10,091	(16,000)
Trade and other receivables		7,332	(1,242)	(5,847)
Other assets		2,457	4,302	(2,690)
Trade and other payables		(14,205)	(7,758)	13,055
Contract liabilities		2,983	(4,052)	4,019
Provisions		(1,412)	(865)	(4,608)
One-time termination benefit payments		(3,050)	(42)	(275)
Employees’ leaving entitlement		(1,402)	(446)	(940)
Total changes		736	(12)	(13,286)
Cash provided by (used in) operating activities		11,467	28,606	9,726
Interest paid		(5,641)	(5,696)	(4,966)
Income taxes paid		(2,616)	(4,203)	(4,223)
Net cash provided by (used in) operating activities		3,210	18,707	537
Cash flows from investing activities:
Additions		(10,299)	(8,432)	(3,515)
Disposals			624	4,511
Intangible assets		(1,519)	(1,174)	(1,476)
Government grants received for PPE		918		507
Dividends from equity-accounted investees		3,024	3,697	1,744
Purchase of business, net of cash acquired			(461)	(270)
Disposal of a business, net of cash disposed of			1,100	5,515
Net cash provided by (used in) investing activities		(7,876)	(4,646)	7,016
Cash flows from financing activities:
Proceeds		10,912	4,038	5,873
Repayments		(8,715)	(4,473)	(4,788)
Short-term borrowings		(6,703)	(7,424)	6,210
Payment of lease liabilities		(11,057)	(10,049)	(10,090)
Proceeds from increase in share capital			55
Dividends distribution to non-controlling interests		(135)	(551)	(545)
Capital contribution by non-controlling interests			4,870	1,324
Net cash provided by (used in) financing activities		(15,698)	(13,534)	(2,016)
Increase (decrease) in cash and cash equivalents		(20,364)	527	5,537
Cash and cash equivalents as at January 1	[1]	52,721	52,249	46,076
Effect of movements in exchange rates on cash held		(784)	(55)	636
Cash and cash equivalents as at December 31	[1]	€ 31,573	€ 52,721	€ 52,249

[1]	As at December 31, 2023, 2022 and 2021 cash and cash equivalents include bank overdrafts of 2,037, 1,754 and 1,223, respectively, that are repayable on demand and form an integral part of the Group’s cash management.